Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets
	As of December 31,
	2019	2020
	RMB	RMB
Brand name	16,442	16,567
Customer relationship	12,978	12,978
Software	9,860	8,805
Patent	13,708	13,708
Others	562	562
Total cost of intangible assets	53,550	52,620
Less: accumulated amortization	(13,445)	(24,200)
Intangible asset	40,105	28,420

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
As of December 31, 2020
RMB
Within one year	9,051
1 – 2 years	5,655
2 – 3 years	3,910
3 – 4 years	1,174
4 – 5 years	754
5 years and thereafter	7,876
Total	28,420